OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Expenses by nature [abstract]
Staff costs	£ 611	£ 652
Other administration expenses	482	490
Depreciation, amortisation and impairment	176	152
Total operating expenses before impairment losses, provisions and charges	£ 1,269	£ 1,294